Tax	6 Months Ended
Jun. 30, 2018
Tax
Tax

6. Tax

	Assets		Liabilities
	As at	As at	As at	As at
	30.06.18	31.12.17	30.06.18	31.12.17
Current and deferred tax assets and liabilities	£m	£m	£m	£m
Current tax	567	482	(684)	(586)
Deferred tax	4,028	3,457	(71)	(44)
Total	4,595	3,939	(755)	(630)

The deferred tax asset of £4,028m (December 2017: £3,457m) included £2,663m (December 2017: £2,647m) related to amounts in the US, with the majority of the remaining £1,365m (December 2017: £810m) related to amounts in the UK. Of the total deferred tax asset, £488m (December 2017: £596m) related to tax losses and £3,540m (December 2017: £2,861m) related to temporary differences. The increase in deferred tax assets relating to temporary differences primarily relate to the additional impairment from the adoption of IFRS 9.

The tax charge for H118 was £737m (H117: £778m), representing an effective tax rate of 44.4% (H117: 33.2%). The effective tax rate is substantially higher than the UK statutory tax rate of 19% (2017: 19.25%) primarily due to charges for litigation and conduct which are non-deductible for tax purposes. Excluding litigation and conduct, the underlying effective tax rate reduced to 21.3% (H117: 25.9%), primarily due to the reduction in the US federal corporate income tax rate under the US Tax Cuts and Jobs Act and the beneficial impact of adjustments to prior periods that have been recognised in H118.